Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Computation of Loss Per Share

Set forth below is data taken into account in the computation of loss per share:

	December 31,
	2019	2018
	($ in thousands expect share and share data)

Net Loss	$(10,040)	$(7,240)

Adjustments due to extinguishment and accretion of series D and series C preferred shares		(456)
Adjusted Loss	$(10,040)	$(7,696)
Weighted average of Ordinary Shares and Pre-Funded
Warrants outstanding during the period	2,089,964	461,539
Basic and diluted loss per share (dollars)	$(4.80)	$(16.67)